Annual Operating Expenses - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Emerging Markets Fund - Class M
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%	[1]
Total annual operating expenses	1.42%
Fidelity Advisor Emerging Markets Fund - Class Z
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.77%
Fidelity Advisor Emerging Markets Fund - Class A
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual operating expenses	1.18%
Fidelity Advisor Emerging Markets Fund - Class C
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual operating expenses	1.93%
Fidelity Advisor Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%	[1]
Total annual operating expenses	0.92%

[1]	AAdjusted to reflect current fees.